UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-4318



                        The American Funds Income Series
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: August 31, 2005

                   Date of reporting period: February 28, 2005





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

U.S. GOVERNMENT SECURITIES FUND

[cover photo: close-up of architectural columns]

Semi-annual report for the six months ended February 28, 2005

U.S. Government Securities Fund(SM) seeks high current income, consistent with prudent investment risk and preservation of capital, by investing primarily in obligations backed by the full faith and credit of the United States government.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 3.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2005 (the most recent calendar quarter):

                                                                             1 year           5 years          10 years

Class A shares
Reflecting 3.75% maximum sales charge                                        -3.13%           +5.02%            +5.55%

Results for other share classes can be found on page 24. Please see the inside back cover for important information about other share classes.

The fund's investment adviser is waiving a portion of its management fees. Results shown reflect the waiver. Please see the Financial Highlights table on page 18 for details.

The fund's 30-day yield for Class A shares as of March 31, 2005, calculated in accordance with the Securities and Exchange Commission formula, was 3.22%, which reflects a fee waiver (3.21% without the fee waiver). The fund's distribution rate for Class A shares as of that date was 3.08% (3.07% without the fee waiver). Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund.

[photo: close-up of architectural columns]

FELLOW SHAREHOLDERS:

The first half of the  current  fiscal  year  ended  with lower  prices for most
government   securities.   This  downturn  pared  returns  for  U.S.  Government
Securities Fund and its benchmarks for the period.

For the six months ended February 28, 2005, U.S. Government Securities Fund produced a total return of 0.6%. This compared to a 0.9% average return for its
Lipper      peer      group,       while      the      unmanaged       Citigroup
Treasury/Government-Sponsored/Mortgage Index recorded a 1.1% return. The index serves as a proxy for the universe of bonds in which the fund invests, and its returns do not reflect the effects of sales charges, expenses or commissions.

Shareholders who reinvested monthly dividends totaling 21.7 cents a share during this period earned an income return of 1.6% (3.2% annualized). At the same time, the value of the fund's share price declined less than 1.0%.

GOVERNMENT BOND MARKET OVERVIEW

Higher interest rates have been a major market concern for some time now. Just two months before the September 1 start of the fund's fiscal year, the Federal Reserve Board began to raise its key short-term lending rate. Their intent has been to restore monetary conditions, which had been highly accommodative, to a more neutral position. Since June 30, 2004, the Fed has raised this benchmark rate seven times, a quarter-point each, bringing it to 2.75% from 1.0%. Further increases are anticipated.

[Begin Sidebar]
Results at a glance
(For periods ended February 28, 2005, with all distributions reinvested)

                                                                                                                 Lifetime
                                                           1 year            5 years         10 years        (since 10/17/85)

Average annual total return                                   --              +6.2%            +6.0%               +7.1%
Cumulative total return                                     +1.6%            +35.2            +79.8              +275.4

[End Sidebar]

Yields on bonds of all maturities typically begin to rise as the Fed starts raising rates. That did not happen this time, however. Yields on short-term government debt rose in step with the Fed's measured increases, but long- and intermediate-term bonds were much less affected. In fact, the 30-year Treasury yield was lower by the end of the period. Consequently, long-term bonds posted better returns than did short-term debt.

The chart below depicts the Treasury yield curve at the beginning and end of the fiscal period. The yield curve is a snapshot of bond yields representing short through long Treasury maturities. As illustrated in the chart, short-term yields rose significantly more than long-term yields, creating a flatter curve by the end of the period.

HOW THE FUND RESPONDED

During periods of rising interest rates, U.S. Government Securities Fund typically pursues a defensive investment strategy in order to safeguard shareholder principal. This involves reducing holdings that are particularly sensitive to rising rates and adding securities that have greater price resilience.

One aspect of this strategy calls for shortening the maturity structure of the fund's portfolio. Bonds with short maturities generally retain more of their value during rising rate cycles than do longer term bonds. Unfortunately, long-term rates proved more resistant than in previous rate-tightening cycles. This benefited the fund's index and its peers who had more exposure to long-term debt. That benefit quickly faded, however, in the early weeks of the fiscal second half when long rates finally began to move higher.

[Begin Sidebar]
TREASURY YIELD CURVES

                                 9/01/04             2/28/05
Bond maturities

6 Month                          1.780               2.972
2 Year                           2.423               3.571
3 Year                           2.750               3.729
5 Year                           3.334               3.972
10 Year                          4.142               4.341
30 Year                          4.942               4.698

Source: Bloomberg
[End Sidebar]

During the year, your fund's counselors also trimmed the fund's exposure to mortgage-backed obligations. These securities have delivered attractive returns while long-term rates were steady or declining, but as these rates begin to rise, mortgage-backed obligations become less appealing. Higher rates tend to diminish the prepayments on these bonds, which has the effect of extending their expected maturities. One year ago, mortgage-backed obligations stood at 39% of fund assets; they have since been reduced to 29%. Conversely, the fund has steadily increased its exposure to U.S. Treasuries and direct obligations of federal agencies, which now stand at 53% and 14% of assets, respectively.

LOOKING AHEAD

Through the balance of this fiscal year, the Federal Reserve is expected to continue raising short-term rates. What effect this will have on bonds with longer maturities remains uncertain. Economic factors, such as rising commodity prices, consumer inflation, employment trends and the pace of domestic growth, are likely to influence long-term rate movements.

U.S. Government Securities Fund nonetheless remains an attractive option for investors seeking to limit their exposure to risk. While the fund is subject to interest rate risks - as all bonds are - the fund's holdings have virtually no credit risk. Moreover, the fund's portfolio counselors have moved aggressively to limit the negative effects of higher rates and will continue to take appropriate measures to help safeguard shareholder principal. For nearly 20 years, this combination of active management and high-quality bonds has provided attractive long-term results for patient shareholders, as noted in the table on page 1.

In our next report, we'll take a look at the fund's first two decades and examine how the fund has fared in a variety of market conditions. We look forward to reporting to you then.

Cordially,

/s/ Paul G. Haaga, Jr.              /s/ John H. Smet

Paul G. Haaga, Jr.                  John H. Smet
Chairman of the Board               President

April 13, 2005

For current information about the fund, visit americanfunds.com.


SUMMARY INVESTMENT PORTFOLIO, February 28, 2005                        unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.


[begin pie chart]

INVESTMENT MIX BY SECURITY TYPE
U.S. Treasury bonds & notes                                     53.2%
Mortgage-backed obligations                                     28.9%
Federal agency bonds & notes                                    13.8%
Short-term securities and other assets less liabilities          4.1%

[end pie chart]


QUALITY BREAKDOWN
as of February 28, 2005                 Percent of net assets

U.S. government obligations(*)                  70.8%
Federal agencies                                25.1
Short-term securities and other
assets less liabilities                          4.1


(*) These securities are guaranteed by the full faith and credit of the United States government.





                                                                                   Principal       Market      Percent
                                                                                    amount          value      of net
Bonds & notes  - 95.91%                                                              (000)          (000)      assets

U.S. TREASURY BONDS & notes - 53.26%
 1.625% 2005                                                                      $ 37,000        $ 36,653
 5.75% 2005                                                                         50,000          50,910
 3.50% 2006                                                                         36,250          36,236
 4.625% 2006 (1)                                                                    45,600          46,280
 5.625% 2006                                                                        29,525          30,198
 6.875% 2006                                                                       107,650         112,091
 7.00% 2006                                                                         43,750          45,828
 3.25% 2007                                                                        108,485         107,434
 4.375% 2007                                                                        34,925          35,476
 6.25% 2007                                                                         44,500          46,753
 6.625% 2007                                                                        17,495          18,603
 3.375% 2008                                                                        14,750          14,503
 3.625% 2008  (2)                                                                   73,783          79,628
 3.625% 2009                                                                        28,000          27,637
 3.875% 2009  (2)                                                                   13,926          15,449
 5.75% 2010                                                                         45,535          49,299
 4.375% 2012                                                                        17,355          17,534
 3.875% 2013                                                                        50,485          49,168
 4.25% 2014                                                                         17,000          16,843
 9.25% 2016                                                                         26,380          37,295
 8.125% 2019                                                                        27,775          37,843
 8.875% 2019                                                                        20,100          28,815
 7.875% 2021                                                                        10,655          14,406
 6.875% 2025                                                                        22,000          27,950
 6.50% 2026                                                                         49,750          61,138
 3.875% 2029  (2)                                                                   11,068          15,200
 5.25% 2029                                                                         83,850          89,431
 5.375% 2031                                                                        15,500          17,045
 0%-12.00% 2005-2032  (1) (2)                                                       94,716         103,145
 Principal Strip 0% 2019                                                            32,790          16,829          53.26%
                                                                                                 1,285,620          53.26

MORTGAGE-BACKED OBLIGATIONS (3)  - 28.88%
Government National Mortgage Association:
 6.00% 2033                                                                         18,492          19,117
 6.00% 2033                                                                         14,448          14,936
 6.00% 2034                                                                         15,387          15,907
 4.50% 2035 (4)                                                                     16,104          16,105
 5.00% 2035 (4)                                                                     52,228          52,659
 5.00% 2035                                                                         29,585          29,428
 3.624%-10.00% 2009-2035 (4)                                                       199,724         207,503          14.73
Fannie Mae:
 5.50% 2018                                                                         19,057          19,561
 4.20% 2033 (4)                                                                     17,814          17,804
 6.00% 2033                                                                         40,562          41,656
 6.00% 2034                                                                         24,803          25,471
 3.063%-12.00% 2006-2042 (4)                                                       106,861         111,370
 Series 1997-M6, Class ZA, 6.85% 2026                                               16,691          17,897           9.68
Freddie Mac:
 6.00% 2033                                                                         29,315          30,138
 6.00% 2034                                                                         34,266          35,227
 1.876%-12.004% 2006-2036  (4)                                                      41,079          42,000           4.45
Other securities                                                                                       414            .02
                                                                                                   697,193          28.88

FEDERAL AGENCY BONDS & notes - 13.77%
Freddie Mac:
 1.875% 2006                                                                        15,000          14,778
 5.75% 2009                                                                         60,000          63,609
 6.625% 2009                                                                        25,000          27,450
 5.00% 2014                                                                         26,000          26,692
 5.125%-7.00% 2005-2008                                                             17,500          17,964           6.23
FEDERAL HOME LOAN BANK:
 3.75% 2007                                                                         24,280          24,157
 2.50%-5.823% 2006-2012                                                             45,350          45,874           2.90
SMALL BUSINESS ADMINISTRATION 4.75%-6.625% 2021-2023 (3)                            49,540          51,322           2.13
FANNIE MAE:
 6.625% 2009                                                                        15,900          17,454
 4.25%-7.25% 2005-2030                                                              23,575          25,660           1.79
Other securities                                                                                    17,397            .72
                                                                                                   332,357          13.77


Total bonds & notes (cost: $2,305,361,000)                                                       2,315,170          95.91



                                                                                   Principal        Market          Percent
                                                                                    amount           value          of net
Short-term securities  - 5.56%                                                       (000)           (000)          assets
U.S. Treasury Bills 2.111%-2.357% due 3/10-3/17/2005                                90,900          90,813           3.76
Federal Home Loan Bank 2.51% due 3/1/2005                                           43,500          43,497           1.80


TOTAL SHORT-TERM SECURITIES (cost: $134,305,000)                                                   134,310           5.56


TOTAL INVESTMENT SECURITIES (cost: $2,439,666,000)                                               2,449,480         101.47
Other assets less liabilities                                                                      (35,445)         (1.47)
NET ASSETS                                                                                       $2,414,035        100.00%


 "Other securities" includes all issues that are not required to be disclosed in the summary investment portfolio.

The following footnotes to the portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

(2) Index-linked bond whose principal amount moves with a government retail price index.

(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

(4)  Coupon rate may change periodically.

See Notes to Financial Statements




FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES                                                                                        unaudited
at February 28, 2005                                                     (dollars and shares in thousands, except per-share amounts)

ASSETS:
 Investment securities at market (cost: $2,439,666)                                                              $2,449,480
 Cash                                                                                                                   145
 Receivables for:
  Sales of investments                                                                     $12,510
  Sales of fund's shares                                                                     3,961
  Interest                                                                                  17,497                   33,968
                                                                                                                  2,483,593
LIABILITIES:
 Payables for:
  Purchases of investments                                                                  58,612
  Repurchases of fund's shares                                                               5,644
  Dividends on fund's shares                                                                 2,583
  Investment advisory services                                                                 528
  Services provided by affiliates                                                            2,061
  Deferred Trustees' compensation                                                              117
  Other fees and expenses                                                                       13                   69,558
NET ASSETS AT FEBRUARY 28, 2005                                                                                  $2,414,035

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                                                                $2,431,219
 Distributions in excess of net investment income                                                                    (1,988)
 Accumulated net realized loss                                                                                      (25,010)
 Net unrealized appreciation                                                                                          9,814
NET ASSETS AT FEBRUARY 28, 2005                                                                                  $2,414,035



SHARES OF BENEFICIAL INTEREST ISSUED AND OUTSTANDING - UNLIMITED SHARES AUTHORIZED, 177,430 TOTAL SHARES OUTSTANDING


                    Net assets         Shares outstanding      Net asset value
                                                                  per share(1)
Class A              $1,788,833              131,478                $13.61
Class B               206,835                 15,202                 13.61
Class C               117,871                  8,664                 13.61
Class F               44,920                   3,302                 13.61
Class 529-A           34,801                   2,558                 13.61
Class 529-B           13,365                     982                 13.61
Class 529-C           21,950                   1,613                 13.61
Class 529-E            2,833                     208                 13.61
Class 529-F            1,199                      88                 13.61
Class R-1              2,560                     188                 13.61
Class R-2             76,061                   5,591                 13.61
Class R-3             84,853                   6,237                 13.61
Class R-4             10,903                     801                 13.61
Class R-5              7,051                     518                 13.61


(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $14.14 for each.



STATEMENT OF OPERATIONS
for the six months ended February 28, 2005

INVESTMENT INCOME:                                                                                                         unaudited
 Income:                                                                                                      (dollars in thousands)
  Interest                                                                                                          $46,220

 FEES AND EXPENSES:
  Investment advisory services                                                              $3,568
  Distribution services                                                                      4,802
  Transfer agent services                                                                    1,684
  Administrative services                                                                      745
  Reports to shareholders                                                                      128
  Registration statement and prospectus                                                         84
  Postage, stationery and supplies                                                             226
  Trustees' compensation                                                                        36
  Auditing and legal                                                                            19
  Custodian                                                                                      9
  Total expenses before reimbursement/waiver                                                11,301
   Reimbursement/waiver of expenses                                                            379                   10,922
 Net investment income                                                                                               35,298

NET REALIZED GAIN AND UNREALIZED DEPRECIATION ON INVESTMENTS:
 Net realized gain on investments                                                                                    14,217
 Net unrealized depreciation on investments                                                                         (36,888)
  Net realized gain and unrealized depreciation on investments                                                      (22,671)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                 $12,627




STATEMENT OF CHANGES IN NET ASSETS                                                                            (dollars in thousands)

                                                                                      Six months ended           Year ended
                                                                                        February 28,             August 31,
                                                                                           2005(*)                   2004
OPERATIONS:
 Net investment income                                                                     $35,298                  $79,515
 Net realized gain on investments                                                           14,217                   10,131
 Net unrealized (depreciation) appreciation
  on investments                                                                           (36,888)                  26,177
  Net increase in net assets resulting from operations                                      12,627                  115,823


DIVIDENDS PAID OR ACCRUED TO
 SHAREHOLDERS FROM NET INVESTMENT INCOME                                                   (37,221)                 (84,098)

CAPITAL SHARE TRANSACTIONS                                                                 (66,115)                (560,790)

TOTAL DECREASE IN NET ASSETS                                                               (90,709)                (529,065)

NET ASSETS:
 Beginning of period                                                                     2,504,744                3,033,809
 End of period (including
  distributions in excess of
  net investment income: $(1,988) and $(65),
  respectively)                                                                         $2,414,035               $2,504,744


(*)Unaudited

See Notes to Financial Statements




NOTES TO FINANCIAL STATEMENTS                                          unaudited


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The American Funds Income Series (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the "fund"). The fund seeks high current income, consistent with prudent investment risk and preservation of capital, by investing primarily in obligations backed by the full faith and credit of the United States government.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

      SHARE CLASS           INITIAL SALES CHARGE         CONTINGENT DEFERRED SALES               CONVERSION FEATURE
                                                           CHARGE UPON REDEMPTION

  Classes A and 529-A           Up to 3.75%                 None (except 1% for                         None
                                                            certain redemptions
                                                             within one year of
                                                            purchase without an
                                                           initial sales charge)

  Classes B and 529-B               None                   Declines from 5% to zero            Classes B and 529-B
                                                            for redemptions within             convert to classes A
                                                            six years of purchase             and 529-A, respectively,
                                                                                                 after eight years



        Class C                     None                 1% for redemptions within          Class C converts to Class F
                                                            one year of purchase                   after 10 years

      Class 529-C                   None                 1% for redemptions within                      None
                                                            one year of purchase

      Class 529-E                   None                            None                                None

  Classes F and 529-F               None                            None                                None

Classes R-1, R-2, R-3,              None                            None                                None



Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

CollegeAmerica is a registered trademark of the Virginia College Savings Plan.
(SM)

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         SECURITY VALUATION -Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

         SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

         MORTGAGE DOLLAR ROLLS - The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; deferred expenses; cost of investments sold; paydowns on investments; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of February 28, 2005, the cost of investment securities for federal income tax purposes was $2,439,888,000.

As of February 28, 2005, the components of distributable earnings on a tax basis were as follows (dollars in thousands):


Undistributed net investment income                                      $2,572

Accumulated short-term capital losses                                  (30,044)

Undistributed long-term capital gains                                     3,396

Gross unrealized appreciation on investment securities                   26,073

Net unrealized appreciation on investment securities                      9,592

Accumulated short-term capital losses on the previous page include capital loss carryforwards of $20,590,000, $4,377,000, $5,664,000 and $8,375,000 expiring in
2005, 2006, 2008 and 2009, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. During the six months ended February 28, 2005, the fund realized, on a tax basis, a net capital gain of $12,358,000.

Ordinary income distributions paid or accrued to shareholders were as follows (dollars in thousands):



Share class           Six months ended February 28, 2005        Year ended August 31, 2004
Class A                         $ 29,180                              $ 67,777
Class B                            2,648                                 6,272
Class C                            1,449                                 3,482
Class F                              626                                   937
Class 529-A                          533                                 1,028
Class 529-B                          153                                   331
Class 529-C                          252                                   505
Class 529-E                           38                                    68
Class 529-F                           17                                    29
Class R-1                             28                                    40
Class R-2                            889                                 1,404
Class R-3                          1,131                                 1,784
Class R-4                            148                                   209
Class R-5                            129                                   232
Total                           $ 37,221                              $ 84,098



3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. During the six months ended February 28, 2005, CRMC reduced investment advisory services fees by $178,000. As a result, the fee shown on the accompanying financial statements of $3,568,000, which was equivalent to an annualized rate of 0.292%, was reduced to $3,390,000, or 0.277% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         For classes A and 529-A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 28, 2005, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.


         Share class                           Currently approved limits            Plan limits

         Class A                                         0.30%                         0.30%

         Class 529-A                                      0.30                          0.50

         Classes B and 529-B                              1.00                          1.00

         Classes C, 529-C and R-1                         1.00                          1.00

         Class R-2                                        0.75                          1.00

         Classes 529-E and R-3                            0.50                          0.75

         Classes F, 529-F and R-4                         0.25                          0.50


         TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described on the following page.

         ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and
         B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the six months ended February 28, 2005, CRMC agreed to pay a portion of these fees for classes R-1, R-2 and R-3. For the six months ended February 28, 2005, the total fees paid by CRMC were $2,000, $158,000 and $41,000 for Class R-1, Class R-2 and Class R-3, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

         Expenses under the agreements described above for the six months ended February 28, 2005, were as follows (dollars in thousands):



           SHARE CLASS    DISTRIBUTION    TRANSFER AGENT                     ADMINISTRATIVE SERVICES
                            SERVICES         SERVICES

                                                                  CRMC          TRANSFER AGENT      COMMONWEALTH OF
                                                             ADMINISTRATIVE        SERVICES             VIRGINIA
                                                                SERVICES                             ADMINISTRATIVE
                                                                                                        SERVICES

             Class A         $2,383           $1,532         Not applicable     Not applicable       Not applicable

             Class B          1,066             152          Not applicable     Not applicable       Not applicable

             Class C           598           Included             $90                 $31            Not applicable
                                                in
                                          administrative
                                             services

             Class F            50           Included              30                  9             Not applicable
                                                in
                                          administrative
                                             services

           Class 529-A          31           Included              25                  6                  $17
                                                in
                                          administrative
                                             services

           Class 529-B          66           Included              10                  4                    7
                                                in
                                          administrative
                                             services

           Class 529-C         109           Included              16                  6                   11
                                                in
                                          administrative
                                             services

           Class 529-E          7            Included               2                  1                    1
                                                in
                                          administrative
                                             services

           Class 529-F          1            Included               1                  -(*)                 -(*)
                                                in
                                          administrative
                                             services

            Class R-1           12           Included               2                  2             Not applicable
                                                in
                                          administrative
                                             services

            Class R-2          269           Included              54                 254            Not applicable
                                                in
                                          administrative
                                             services

            Class R-3          198           Included              59                  95            Not applicable
                                                in
                                          administrative
                                             services

            Class R-4           12           Included               7                  1             Not applicable
                                                in
                                          administrative
                                             services

            Class R-5    Not applicable      Included               4                  -(*)          Not applicable
                                                in
                                          administrative
                                             services

              Total          $4,802           $1,684              $300               $409                 $36

         (*) Amount less than one thousand.

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' compensation of $36,000, shown on the accompanying financial statements, includes $24,000 in current fees (either paid in cash or deferred) and a net increase of $12,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

 4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):



                                                                                           Reinvestments of
                                                                                            dividends and
Share class                                              Sales(1)                           distributions
                                                    Amount      Shares                     Amount    Shares
Six months ended February 28, 2005
Class A                                           $165,161     12,047                    $ 25,518     1,860
Class B                                             12,005        875                       2,350       171
Class C                                             15,700      1,145                       1,268        93
Class F                                             20,158      1,468                         482        35
Class 529-A                                          4,076        298                         522        38
Class 529-B                                          1,118         81                         150        11
Class 529-C                                          2,889        210                         246        18
Class 529-E                                            563         41                          37         3
Class 529-F                                            215         16                          17         1
Class R-1                                              684         50                          27         2
Class R-2                                           18,296      1,335                         862        63
Class R-3                                           21,453      1,566                       1,097        80
Class R-4                                            3,625        265                         143        10
Class R-5                                            2,818        205                         105         8
Total net increase
   (decrease)                                     $268,761     19,602                    $ 32,824     2,393

Year ended August 31, 2004
Class A                                           $421,261     30,787                    $ 59,101     4,322
Class B                                             37,807      2,763                       5,601       410
Class C                                             39,279      2,870                       3,031       222
Class F                                             24,351      1,776                         705        52
Class 529-A                                         10,260        751                       1,015        74
Class 529-B                                          2,832        207                         325        24
Class 529-C                                          6,693        489                         497        36
Class 529-E                                            940         68                          67         5
Class 529-F                                            518         38                          28         2
Class R-1                                            1,603        117                          39         3
Class R-2                                           44,806      3,274                       1,367       100
Class R-3                                           40,344      2,949                       1,747       128
Class R-4                                            5,418        396                         205        15
Class R-5                                            3,945        286                         155        11
Total net increase
   (decrease)                                     $640,057     46,771                    $ 73,883     5,404


Share class                                              Repurchases(1)                  Net (decrease) increase
                                                     Amount         Shares              Amount              Shares
Six months ended February 28, 2005
Class A                                        $ (283,247)   (20,667)                   $ (92,568)    (6,760)
Class B                                           (26,171)    (1,909)                     (11,816)      (863)
Class C                                           (20,199)    (1,474)                      (3,231)      (236)
Class F                                            (7,779)      (567)                      12,861        936
Class 529-A                                        (2,885)      (211)                       1,713        125
Class 529-B                                        (1,152)       (84)                         116          8
Class 529-C                                        (2,316)      (169)                         819         59
Class 529-E                                          (219)       (16)                         381         28
Class 529-F                                           (92)        (7)                         140         10
Class R-1                                            (310)       (23)                         401         29
Class R-2                                          (9,949)      (726)                       9,209        672
Class R-3                                          (9,357)      (683)                      13,193        963
Class R-4                                            (933)       (68)                       2,835        207
Class R-5                                          (3,091)      (225)                        (168)       (12)
Total net increase
   (decrease)                                  $ (367,700)   (26,829)                   $ (66,115)    (4,834)

Year ended August 31, 2004
Class A                                        $ (978,736)   (71,566)                  $ (498,374)   (36,457)
Class B                                          (116,635)    (8,526)                     (73,227)    (5,353)
Class C                                           (91,990)    (6,728)                     (49,680)    (3,636)
Class F                                           (15,994)    (1,171)                       9,062        657
Class 529-A                                        (8,764)      (641)                       2,511        184
Class 529-B                                        (4,395)      (320)                      (1,238)       (89)
Class 529-C                                        (6,225)      (455)                         965         70
Class 529-E                                          (574)       (42)                         433         31
Class 529-F                                          (234)       (17)                         312         23
Class R-1                                            (629)       (46)                       1,013         74
Class R-2                                         (22,637)    (1,654)                      23,536      1,720
Class R-3                                         (19,956)    (1,460)                      22,135      1,617
Class R-4                                          (2,454)      (180)                       3,169        231
Class R-5                                          (5,507)      (402)                      (1,407)      (105)
Total net increase
   (decrease)                                $ (1,274,730)   (93,208)                  $ (560,790)   (41,033)


(1)  Includes exchanges between share classes of the fund.


5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,075,342,000 and $1,107,607,000, respectively, during the six months ended February 28, 2005.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended February 28, 2005, the custodian fee of $9,000, shown on the accompanying financial statements, was offset by this reduction, rather than paid in cash.




FINANCIAL HIGHLIGHTS(1)


                                                                                         Income from investment operations(2)
                                                                                                      Net
                                                          Net asset                              (losses) gains
                                                            value,               Net             on securities        Total from
                                                          beginning          investment          (both realized       investment
                                                          of period            income           and unrealized)       operations
Class A:
 Six months ended 2/28/2005(5)                              $13.74              $.21                 $(.12)              $.09
 Year ended 8/31/2004                                        13.59               .43                  .17                 .60
 Year ended 8/31/2003                                        13.73               .42                 (.10)                .32
 Year ended 8/31/2002                                        13.34               .57                  .41                 .98
 Year ended 8/31/2001                                        12.76               .70                  .63                1.33
 Year ended 8/31/2000                                        12.63               .77                  .09                 .86
Class B:
 Six months ended 2/28/2005(5)                               13.74               .16                 (.12)                .04
 Year ended 8/31/2004                                        13.59               .33                  .17                 .50
 Year ended 8/31/2003                                        13.73               .32                 (.10)                .22
 Year ended 8/31/2002                                        13.34               .48                  .41                 .89
 Year ended 8/31/2001                                        12.76               .61                  .63                1.24
 Period from 3/15/2000 to 8/31/2000                          12.49               .26                  .31                 .57
Class C:
 Six months ended 2/28/2005(5)                               13.74               .15                 (.12)                .03
 Year ended 8/31/2004                                        13.59               .32                  .17                 .49
 Year ended 8/31/2003                                        13.73               .31                 (.10)                .21
 Year ended 8/31/2002                                        13.34               .47                  .41                 .88
 Period from 3/15/2001 to 8/31/2001                          13.31               .25                  .04                 .29
Class F:
 Six months ended 2/28/2005(5)                               13.74               .21                 (.12)                .09
 Year ended 8/31/2004                                        13.59               .43                  .17                 .60
 Year ended 8/31/2003                                        13.73               .42                 (.10)                .32
 Year ended 8/31/2002                                        13.34               .56                  .41                 .97
 Period from 3/15/2001 to 8/31/2001                          13.31               .29                  .04                 .33
Class 529-A:
 Six months ended 2/28/2005(5)                               13.74               .20                 (.12)                .08
 Year ended 8/31/2004                                        13.59               .42                  .17                 .59
 Year ended 8/31/2003                                        13.73               .42                 (.10)                .32
 Period from 2/20/2002 to 8/31/2002                          13.36               .27                  .39                 .66
Class 529-B:
 Six months ended 2/28/2005(5)                               13.74               .15                 (.12)                .03
 Year ended 8/31/2004                                        13.59               .31                  .17                 .48
 Year ended 8/31/2003                                        13.73               .29                 (.10)                .19
 Period from 2/20/2002 to 8/31/2002                          13.36               .19                  .39                 .58
Class 529-C:
 Six months ended 2/28/2005(5)                               13.74               .15                 (.12)                .03
 Year ended 8/31/2004                                        13.59               .31                  .17                 .48
 Year ended 8/31/2003                                        13.73               .29                 (.10)                .19
 Period from 2/19/2002 to 8/31/2002                          13.36               .22                  .36                 .58
Class 529-E:
 Six months ended 2/28/2005(5)                               13.74               .18                 (.12)                .06
 Year ended 8/31/2004                                        13.59               .38                  .17                 .55
 Year ended 8/31/2003                                        13.73               .37                 (.10)                .27
 Period from 3/7/2002 to 8/31/2002                           13.22               .24                  .51                 .75
Class 529-F:
 Six months ended 2/28/2005(5)                               13.74               .20                 (.12)                .08
 Year ended 8/31/2004                                        13.59               .41                  .17                 .58
 Period from 10/11/2002 to 8/31/2003                         13.83               .30                 (.15)                .15
Class R-1:
 Six months ended 2/28/2005(5)                              $13.74              $.16                 $(.12)              $.04
 Year ended 8/31/2004                                        13.59               .32                  .17                 .49
 Year ended 8/31/2003                                        13.73               .31                 (.10)                .21
 Period from 6/13/2002 to 8/31/2002                          13.40               .09                  .33                 .42
Class R-2:
 Six months ended 2/28/2005(5)                               13.74               .16                 (.12)                .04
 Year ended 8/31/2004                                        13.59               .33                  .17                 .50
 Year ended 8/31/2003                                        13.73               .31                 (.10)                .21
 Period from 5/31/2002 to 8/31/2002                          13.37               .10                  .38                 .48
Class R-3:
 Six months ended 2/28/2005(5)                               13.74               .18                 (.12)                .06
 Year ended 8/31/2004                                        13.59               .38                  .17                 .55
 Year ended 8/31/2003                                        13.73               .37                 (.10)                .27
 Period from 6/6/2002 to 8/31/2002                           13.36               .11                  .38                 .49
Class R-4:
 Six months ended 2/28/2005(5)                               13.74               .21                 (.12)                .09
 Year ended 8/31/2004                                        13.59               .43                  .17                 .60
 Year ended 8/31/2003                                        13.73               .42                 (.10)                .32
 Period from 5/28/2002 to 8/31/2002                          13.34               .14                  .40                 .54
Class R-5:
 Six months ended 2/28/2005(5)                               13.74               .23                 (.12)                .11
 Year ended 8/31/2004                                        13.59               .47                  .17                 .64
 Year ended 8/31/2003                                        13.73               .46                 (.10)                .36
 Period from 5/15/2002 to 8/31/2002                          13.27               .17                  .48                 .65



                                                           Dividends
                                                           (from net         Net asset                              Net assets,
                                                           investment        value, end              Total         end of period
                                                            income)          of period              return (3)     (in millions)
Class A:
 Six months ended 2/28/2005(5)                              $(.22)            $13.61                .63%              $1,789
 Year ended 8/31/2004                                        (.45)             13.74                 4.49              1,900
 Year ended 8/31/2003                                        (.46)             13.59                 2.29              2,374
 Year ended 8/31/2002                                        (.59)             13.73                 7.55              2,256
 Year ended 8/31/2001                                        (.75)             13.34                 10.70             1,357
 Year ended 8/31/2000                                        (.73)             12.76                 7.07              1,083
Class B:
 Six months ended 2/28/2005(5)                               (.17)             13.61                  .28               207
 Year ended 8/31/2004                                        (.35)             13.74                 3.72               221
 Year ended 8/31/2003                                        (.36)             13.59                 1.58               291
 Year ended 8/31/2002                                        (.50)             13.73                 6.80               184
 Year ended 8/31/2001                                        (.66)             13.34                 9.94               40
 Period from 3/15/2000 to 8/31/2000                          (.30)             12.76                 4.60                3
Class C:
 Six months ended 2/28/2005(5)                               (.16)             13.61                  .25               118
 Year ended 8/31/2004                                        (.34)             13.74                 3.65               122
 Year ended 8/31/2003                                        (.35)             13.59                 1.51               170
 Year ended 8/31/2002                                        (.49)             13.73                 6.72               122
 Period from 3/15/2001 to 8/31/2001                          (.26)             13.34                 2.19               15
Class F:
 Six months ended 2/28/2005(5)                               (.22)             13.61                  .63               45
 Year ended 8/31/2004                                        (.45)             13.74                 4.45               33
 Year ended 8/31/2003                                        (.46)             13.59                 2.29               23
 Year ended 8/31/2002                                        (.58)             13.73                 7.51               22
 Period from 3/15/2001 to 8/31/2001                          (.30)             13.34                 2.53                6
Class 529-A:
 Six months ended 2/28/2005(5)                               (.21)             13.61                  .61               35
 Year ended 8/31/2004                                        (.44)             13.74                 4.40               34
 Year ended 8/31/2003                                        (.46)             13.59                 2.31               31
 Period from 2/20/2002 to 8/31/2002                          (.29)             13.73                 5.00                9
Class 529-B:
 Six months ended 2/28/2005(5)                               (.16)             13.61                  .20               13
 Year ended 8/31/2004                                        (.33)             13.74                 3.54               13
 Year ended 8/31/2003                                        (.33)             13.59                 1.38               14
 Period from 2/20/2002 to 8/31/2002                          (.21)             13.73                 4.40                3
Class 529-C:
 Six months ended 2/28/2005(5)                               (.16)             13.61                  .20               22
 Year ended 8/31/2004                                        (.33)             13.74                 3.55               21
 Year ended 8/31/2003                                        (.33)             13.59                 1.39               20
 Period from 2/19/2002 to 8/31/2002                          (.21)             13.73                 4.41                7
Class 529-E:
 Six months ended 2/28/2005(5)                               (.19)             13.61                  .45                3
 Year ended 8/31/2004                                        (.40)             13.74                 4.08                2
 Year ended 8/31/2003                                        (.41)             13.59                 1.92                2
 Period from 3/7/2002 to 8/31/2002                           (.24)             13.73                 5.76                1
Class 529-F:
 Six months ended 2/28/2005(5)                               (.21)             13.61                  .58                1
 Year ended 8/31/2004                                        (.43)             13.74                 4.33                1
 Period from 10/11/2002 to 8/31/2003                         (.39)             13.59                 1.04                1
Class R-1:
 Six months ended 2/28/2005(5)                               $(.17)            13.61                 .26%               $2
 Year ended 8/31/2004                                        (.34)             13.74                 3.66                2
 Year ended 8/31/2003                                        (.35)             13.59                 1.49                1
 Period from 6/13/2002 to 8/31/2002                          (.09)             13.73                 3.12                - (7)
Class R-2:
 Six months ended 2/28/2005(5)                               (.17)             13.61                  .28               76
 Year ended 8/31/2004                                        (.35)             13.74                 3.70               68
 Year ended 8/31/2003                                        (.35)             13.59                 1.53               43
 Period from 5/31/2002 to 8/31/2002                          (.12)             13.73                 3.57                1
Class R-3:
 Six months ended 2/28/2005(5)                               (.19)             13.61                  .46               85
 Year ended 8/31/2004                                        (.40)             13.74                 4.09               73
 Year ended 8/31/2003                                        (.41)             13.59                 1.93               50
 Period from 6/6/2002 to 8/31/2002                           (.12)             13.73                 3.68                - (7)
Class R-4:
 Six months ended 2/28/2005(5)                               (.22)             13.61                  .64               11
 Year ended 8/31/2004                                        (.45)             13.74                 4.45                8
 Year ended 8/31/2003                                        (.46)             13.59                 2.30                5
 Period from 5/28/2002 to 8/31/2002                          (.15)             13.73                 4.04                - (7)
Class R-5:
 Six months ended 2/28/2005(5)                               (.24)             13.61                  .79                7
 Year ended 8/31/2004                                        (.49)             13.74                 4.78                7
 Year ended 8/31/2003                                        (.50)             13.59                 2.63                9
 Period from 5/15/2002 to 8/31/2002                          (.19)             13.73                 4.89                5



                                                    Ratio of expenses                Ratio of expenses
                                                     to average net                   to average net                 Ratio of
                                                      assets before                    assets after                 net income
                                                     reimbursements/                  reimbursements/               to average
                                                         waivers                          waivers(4)                net assets
Class A:
 Six months ended 2/28/2005(5)                            .76%(6)                           .75%(6)                    3.03%(6)
 Year ended 8/31/2004                                      .71                              .71                        3.14
 Year ended 8/31/2003                                      .76                              .76                        3.01
 Year ended 8/31/2002                                      .80                              .80                        4.27
 Year ended 8/31/2001                                      .85                              .85                        5.37
 Year ended 8/31/2000                                      .85                              .85                        6.13
Class B:
 Six months ended 2/28/2005(5)                            1.48(6)                          1.46(6)                     2.32(6)
 Year ended 8/31/2004                                     1.47                             1.47                        2.38
 Year ended 8/31/2003                                     1.46                             1.46                        2.23
 Year ended 8/31/2002                                     1.50                             1.50                        3.47
 Year ended 8/31/2001                                     1.51                             1.51                        4.47
 Period from 3/15/2000 to 8/31/2000                        .71                              .71                        2.44
Class C:
 Six months ended 2/28/2005(5)                            1.54(6)                          1.52(6)                     2.26(6)
 Year ended 8/31/2004                                     1.53                             1.53                        2.32
 Year ended 8/31/2003                                     1.54                             1.54                        2.19
 Year ended 8/31/2002                                     1.57                             1.57                        3.37
 Period from 3/15/2001 to 8/31/2001                        .81                              .81                        1.97
Class F:
 Six months ended 2/28/2005(5)                             .76(6)                           .75(6)                     2.99(6)
 Year ended 8/31/2004                                      .75                              .75                        3.04
 Year ended 8/31/2003                                      .75                              .75                        3.00
 Year ended 8/31/2002                                      .83                              .83                        4.16
 Period from 3/15/2001 to 8/31/2001                        .40                              .40                        2.35
Class 529-A:
 Six months ended 2/28/2005(5)                             .81(6)                           .79(6)                     2.99(6)
 Year ended 8/31/2004                                      .80                              .80                        3.02
 Year ended 8/31/2003                                      .68                              .68                        2.91
 Period from 2/20/2002 to 8/31/2002                        .92(6)                           .92(6)                     3.82(6)
Class 529-B:
 Six months ended 2/28/2005(5)                            1.65(6)                          1.64(6)                     2.14(6)
 Year ended 8/31/2004                                     1.64                             1.64                        2.20
 Year ended 8/31/2003                                     1.63                             1.63                        1.92
 Period from 2/20/2002 to 8/31/2002                       1.66(6)                          1.66(6)                     3.16(6)
Class 529-C:
 Six months ended 2/28/2005(5)                            1.64(6)                          1.63(6)                     2.15(6)
 Year ended 8/31/2004                                     1.63                             1.63                        2.20
 Year ended 8/31/2003                                     1.62                             1.62                        1.99
 Period from 2/19/2002 to 8/31/2002                       1.64(6)                          1.64(6)                     3.13(6)
Class 529-E:
 Six months ended 2/28/2005(5)                            1.12(6)                          1.11(6)                     2.67(6)
 Year ended 8/31/2004                                     1.11                             1.11                        2.71
 Year ended 8/31/2003                                     1.10                             1.10                        2.48
 Period from 3/7/2002 to 8/31/2002                         .55                              .55                        1.78
Class 529-F:
 Six months ended 2/28/2005(5)                             .87(6)                           .86(6)                     2.92(6)
 Year ended 8/31/2004                                      .86                              .86                        2.94
 Period from 10/11/2002 to 8/31/2003                       .84(6)                           .84(6)                     2.49(6)
Class R-1:
 Six months ended 2/28/2005(5)                            1.66%(6)                         1.51%(6)                    2.27%(6)
 Year ended 8/31/2004                                     1.74                             1.52                        2.26
 Year ended 8/31/2003                                     2.02                             1.52                        1.86
 Period from 6/13/2002 to 8/31/2002                        .39                              .31                         .64
Class R-2:
 Six months ended 2/28/2005(5)                            1.92(6)                          1.47(6)                     2.31(6)
 Year ended 8/31/2004                                     2.02                             1.48                        2.32
 Year ended 8/31/2003                                     2.05                             1.47                        1.81
 Period from 5/31/2002 to 8/31/2002                        .53                              .38                         .72
Class R-3:
 Six months ended 2/28/2005(5)                            1.21(6)                          1.09(6)                     2.69(6)
 Year ended 8/31/2004                                     1.23                             1.10                        2.71
 Year ended 8/31/2003                                     1.16                             1.08                        1.80
 Period from 6/6/2002 to 8/31/2002                         .35                              .27                         .83
Class R-4:
 Six months ended 2/28/2005(5)                             .74(6)                           .73(6)                     3.06(6)
 Year ended 8/31/2004                                      .74                              .74                        3.05
 Year ended 8/31/2003                                      .75                              .73                        2.58
 Period from 5/28/2002 to 8/31/2002                        .27                              .20                        1.00
Class R-5:
 Six months ended 2/28/2005(5)                             .43(6)                           .42(6)                     3.36(6)
 Year ended 8/31/2004                                      .42                              .42                        3.39
 Year ended 8/31/2003                                      .43                              .43                        3.31
 Period from 5/15/2002 to 8/31/2002                        .13                              .13                        1.24




                                                    Six months ended
                                                       February 28,                        Year ended August 31
                                                          2005(5)         2004        2003        2002          2001         2000

Portfolio turnover rate for all classes of shares           46%            72%         82%         95%          44%          63%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

(2)  Based on average shares outstanding.

(3) Total returns exclude all sales charges, including contingent deferred sales charges.

(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During the six months ended 2/28/2005, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.

(5)  Unaudited.

(6)  Annualized.

(7)  Amount less than $1 million.


See Notes to Financial Statements




EXPENSE EXAMPLE (UNAUDITED)
As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2004 through February 28, 2005).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                Beginning      Ending       Expenses      Annualized
                                                 account       account     paid during   expense ratio
                                                  value         value       period(1)
                                                 9/1/2004     2/28/2005


Class A -- actual return                      $1,000.00       $1,006.31      $3.73           .75%

Class A -- assumed 5% return                   1,000.00        1,021.08       3.76           .75


Class B -- actual return                       1,000.00        1,002.80       7.25           1.46

Class B -- assumed 5% return                   1,000.00        1,017.55       7.30           1.46


Class C -- actual return                       1,000.00        1,002.50       7.55           1.52

Class C -- assumed 5% return                   1,000.00        1,017.26       7.60           1.52

Class F -- actual return                       1,000.00        1,006.27       3.73           .75

Class F -- assumed 5% return                   1,000.00        1,021.08       3.76           .75


Class 529-A -- actual return                   1,000.00        1,006.07       3.93           .79

Class 529-A -- assumed 5% return               1,000.00        1,020.88       3.96           .79


Class 529-B -- actual return                   1,000.00        1,001.97       8.14           1.64

Class 529-B -- assumed 5% return               1,000.00        1,016.66       8.20           1.64


Class 529-C -- actual return                   1,000.00        1,002.00       8.09           1.63

Class 529-C -- assumed 5% return               1,000.00        1,016.71       8.15           1.63


Class 529-E -- actual return                   1,000.00        1,004.54       5.52           1.11


Class 529-E -- assumed 5% return               1,000.00        1,019.29       5.56           1.11


Class 529-F -- actual return                   1,000.00        1,005.75       4.28           .86

Class 529-F -- assumed 5% return               1,000.00        1,020.53       4.31           .86


Class R-1 -- actual return                     1,000.00        1,002.58       7.50           1.51

Class R-1 -- assumed 5% return                 1,000.00        1,017.31       7.55           1.51


Class R-2 -- actual return                     1,000.00        1,002.77       7.30           1.47

Class R-2 -- assumed 5% return                 1,000.00        1,017.50       7.35           1.47


Class R-3 -- actual return                     1,000.00        1,004.63       5.42           1.09

Class R-3 -- assumed 5% return                 1,000.00        1,019.39       5.46           1.09


Class R-4 -- actual return                     1,000.00        1,006.41       3.63           .73

Class R-4 -- assumed 5% return                 1,000.00        1,021.17       3.66           .73


Class R-5 -- actual return                     1,000.00        1,007.94       2.09           .42

Class R-5 -- assumed 5% return                 1,000.00        1,022.71       2.11           .42


(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).


OTHER SHARE CLASS RESULTS                                             unaudited

Class B, Class C, Class F and Class 529
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Returns for periods ended March 31, 2005 (the most recent calendar quarter):

                                                                                  1 year            5 years       Life of class

CLASS B SHARES
Reflecting applicable contingent deferred sales charge
     (CDSC), maximum of 5%, payable only if shares
     are sold within six years of purchase                                        -4.94%             +4.74%            +5.06%(1)
Not reflecting CDSC                                                               -0.07%             +5.07%            +5.22%(1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if
     shares are sold within one year of purchase                                  -1.10%                 --           +3.43%(2)
Not reflecting CDSC                                                               -0.12%                 --           +3.43%(2)

CLASS F SHARES(3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                              +0.64%                 --           +4.20%(2)

CLASS 529-A SHARES
Reflecting 3.75% maximum sales charge                                             -3.19%                 --           +2.59%(4)
Not reflecting maximum sales charge                                               +0.57%                 --           +3.86%(4)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable
     only if shares are sold within six years of purchase                         -5.10%                 --           +2.01%(4)
Not reflecting CDSC                                                               -0.23%                 --           +2.92%(4)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if
     shares are sold within one year of purchase                                  -1.20%                 --           +2.93%(5)
Not reflecting CDSC                                                               -0.22%                 --           +2.93%(5)

CLASS 529-E SHARES(3)                                                             +0.28%                 --           +3.86%(6)

CLASS 529-F SHARES(3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                              +0.53%                 --           +2.26%(7)

The fund's investment adviser is waiving a portion of its management fees. Results shown reflect the waiver.
Please see the Financial Highlights table on page 18 for details.
(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from February 20, 2002, when Class 529-A and Class 529-B shares were first sold.
(5) Average annual total return from February 19, 2002, when Class 529-C shares were first sold.
(6) Average annual total return from March 7, 2002, when Class 529-E shares were first sold.
(7) Average annual total return from October 11, 2002, when Class 529-F shares were first sold.


OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in U.S. Government Securities Fund. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.71 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.77 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had the same annualized expenses as did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS AND THE COLLEGEAMERICA PROGRAM DESCRIPTION, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY (AFS) AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE FREE OF CHARGE ON THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) WEBSITE AT WWW.SEC.GOV, ON THE AMERICAN FUNDS WEBSITE OR UPON REQUEST BY CALLING AFS. THE FUND'S PROXY VOTING RECORD FOR THE 12 MONTHS ENDED JUNE 30, 2004, IS ALSO AVAILABLE ON THE SEC AND AMERICAN FUNDS WEBSITES.

A complete February 28, 2005, portfolio of U.S. Government Securities Fund's investments is available free of charge on the SEC website or upon request by calling AFS.

U.S. Government Securities Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of U.S. Government Securities Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2005, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.


[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 30 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. More than half of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.


29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  Growth funds
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  Growth-and-income funds
   American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
   Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  Equity-income funds
   Capital Income Builder(R)
   The Income Fund of America(R)

o  Balanced fund
   American Balanced Fund(R)

o  Bond funds
   American High-Income Trust(SM)
   The Bond Fund of America(SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
>  U.S. Government Securities Fund(SM)

o  Tax-exempt bond funds
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
   The Tax-Exempt Bond Fund of America(R)

   State-specific tax-exempt funds
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  Money market funds
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America(SM)
   The U.S. Treasury Money Fund of America(SM)

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-922-0405P

Litho in USA DD/LPT/8085-S1937

Printed on recycled paper



ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Schedule of Investments

[logo - AMERICAN FUNDS (r)]


U.S. GOVERNMENT SECURITIES FUND
INVESTMENT PORTFOLIO

February 28, 2005


                                                                                                                           unaudited

                                                                                            Principal amount            Market value
Bonds & notes -- 95.91%                                                                                (000)                    000)

U.S. TREASURY BONDS & NOTES -- 53.26%
U.S. Treasury 1.125% 2005                                                                           $ 11,225            $     11,163
U.S. Treasury 1.625% 2005                                                                             37,000                  36,653
U.S. Treasury 5.75% 2005                                                                              50,000                  50,910
U.S. Treasury 3.50% 2006                                                                              36,250                  36,236
U.S. Treasury 4.625% 2006(1)                                                                          45,600                  46,280
U.S. Treasury 5.625% 2006                                                                             29,525                  30,198
U.S. Treasury 6.875% 2006                                                                            107,650                 112,091
U.S. Treasury 7.00% 2006                                                                              43,750                  45,828
U.S. Treasury 3.25% 2007                                                                             108,485                 107,434
U.S. Treasury 3.375% 2007(1,2)                                                                         8,649                   9,089
U.S. Treasury 4.375% 2007                                                                             34,925                  35,476
U.S. Treasury 6.25% 2007                                                                              44,500                  46,753
U.S. Treasury 6.625% 2007                                                                             17,495                  18,603
U.S. Treasury 3.375% 2008                                                                             14,750                  14,503
U.S. Treasury 3.625% 2008(2)                                                                          73,783                  79,628
U.S. Treasury 5.625% 2008                                                                             12,000                  12,662
U.S. Treasury 3.625% 2009                                                                             28,000                  27,637
U.S. Treasury 3.875% 2009(2)                                                                          13,926                  15,449
U.S. Treasury 5.50% 2009                                                                              13,500                  14,340
U.S. Treasury 6.00% 2009                                                                                 465                     504
U.S. Treasury 5.75% 2010                                                                              45,535                  49,299
U.S. Treasury 5.00% 2011                                                                               7,250                   7,598
U.S. Treasury 3.00% 2012(2)                                                                              561                     622
U.S. Treasury 4.375% 2012                                                                             17,355                  17,534
U.S. Treasury 3.875% 2013                                                                             50,485                  49,168
U.S. Treasury 4.25% 2013                                                                               7,500                   7,466
U.S. Treasury 12.00% 2013                                                                             10,000                  12,622
U.S. Treasury 4.25% 2014                                                                              17,000                  16,843
U.S. Treasury 7.50% 2016                                                                               8,000                  10,150
U.S. Treasury 9.25% 2016                                                                              26,380                  37,295
U.S. Treasury 8.125% 2019                                                                             27,775                  37,843
U.S. Treasury 8.875% 2019                                                                             20,100                  28,815
U.S. Treasury 7.875% 2021                                                                             10,655                  14,406
U.S. Treasury 6.875% 2025                                                                             22,000                  27,950
U.S. Treasury 6.50% 2026                                                                              49,750                  61,138
U.S. Treasury 3.875% 2029(2)                                                                          11,068                  15,200
U.S. Treasury 5.25% 2029                                                                              83,850                  89,431
U.S. Treasury 6.25% 2030                                                                               6,180                   7,510
U.S. Treasury 5.375% 2031                                                                             15,500                  17,045
U.S. Treasury 3.375% 2032(2)                                                                           4,101                   5,432
U.S. Treasury Principal Strip 0% 2011                                                                  5,285                   3,987
U.S. Treasury Principal Strip 0% 2019                                                                 32,790                  16,829
                                                                                                                           1,285,620


                                                                                            Principal amount            Market value
Bonds & notes                                                                                          (000)                   (000)

MORTGAGE-BACKED OBLIGATIONS(3) -- 28.88%
Government National Mortgage Assn. 7.50% 2009                                                      $     119               $     123
Government National Mortgage Assn. 7.50% 2009                                                             61                      64
Government National Mortgage Assn. 9.00% 2009                                                            333                     351
Government National Mortgage Assn. 9.50% 2009                                                             67                      71
Government National Mortgage Assn. 7.50% 2011                                                            170                     181
Government National Mortgage Assn. 7.50% 2011                                                             25                      27
Government National Mortgage Assn. 5.50% 2013                                                            235                     244
Government National Mortgage Assn. 6.00% 2013                                                         13,389                  14,058
Government National Mortgage Assn. 6.00% 2013                                                          1,199                   1,258
Government National Mortgage Assn. 6.00% 2013                                                            281                     295
Government National Mortgage Assn. 6.00% 2013                                                            273                     287
Government National Mortgage Assn. 6.00% 2014                                                          5,338                   5,594
Government National Mortgage Assn. 6.00% 2014                                                            691                     724
Government National Mortgage Assn. 6.00% 2014                                                            601                     630
Government National Mortgage Assn. 6.00% 2014                                                            396                     415
Government National Mortgage Assn. 6.00% 2014                                                            181                     190
Government National Mortgage Assn. 6.50% 2014                                                            598                     633
Government National Mortgage Assn. 6.50% 2014                                                            571                     605
Government National Mortgage Assn. 6.50% 2014                                                            553                     585
Government National Mortgage Assn. 6.50% 2014                                                            335                     355
Government National Mortgage Assn. 6.50% 2014                                                            276                     292
Government National Mortgage Assn. 6.50% 2014                                                            252                     267
Government National Mortgage Assn. 6.50% 2014                                                            245                     259
Government National Mortgage Assn. 6.50% 2014                                                            214                     226
Government National Mortgage Assn. 6.50% 2014                                                            206                     218
Government National Mortgage Assn. 6.50% 2014                                                            165                     175
Government National Mortgage Assn. 6.50% 2014                                                            161                     170
Government National Mortgage Assn. 6.50% 2014                                                            135                     143
Government National Mortgage Assn. 6.50% 2014                                                            101                     107
Government National Mortgage Assn. 6.50% 2014                                                             20                      21
Government National Mortgage Assn. 5.50% 2016                                                          1,168                   1,209
Government National Mortgage Assn. 5.50% 2016                                                            736                     762
Government National Mortgage Assn. 5.50% 2016                                                            681                     705
Government National Mortgage Assn. 5.50% 2016                                                            674                     698
Government National Mortgage Assn. 5.50% 2016                                                            628                     650
Government National Mortgage Assn. 5.50% 2016                                                            606                     627
Government National Mortgage Assn. 5.50% 2016                                                            471                     487
Government National Mortgage Assn. 5.50% 2016                                                            460                     475
Government National Mortgage Assn. 5.50% 2016                                                            367                     379
Government National Mortgage Assn. 5.50% 2016                                                            354                     366
Government National Mortgage Assn. 5.50% 2016                                                            314                     325
Government National Mortgage Assn. 5.50% 2016                                                            307                     318
Government National Mortgage Assn. 5.50% 2016                                                            267                     276
Government National Mortgage Assn. 5.50% 2016                                                            209                     216
Government National Mortgage Assn. 5.50% 2016                                                            185                     191
Government National Mortgage Assn. 6.00% 2016                                                          2,220                   2,322
Government National Mortgage Assn. 6.00% 2016                                                            950                     994
Government National Mortgage Assn. 6.00% 2016                                                            916                     959
Government National Mortgage Assn. 6.00% 2016                                                            728                     761
Government National Mortgage Assn. 6.50% 2016                                                          1,099                   1,162
Government National Mortgage Assn. 6.50% 2016                                                            547                     578
Government National Mortgage Assn. 9.00% 2016                                                            115                     125
Government National Mortgage Assn. 5.50% 2017                                                          7,254                   7,505
Government National Mortgage Assn. 5.50% 2017                                                         $6,084                  $6,295
Government National Mortgage Assn. 6.00% 2017                                                            765                     801
Government National Mortgage Assn. 6.00% 2017                                                            620                     648
Government National Mortgage Assn. 10.00% 2019                                                         2,128                   2,401
Government National Mortgage Assn. 8.50% 2020                                                             40                      44
Government National Mortgage Assn. 8.50% 2021                                                            100                     110
Government National Mortgage Assn. 8.50% 2021                                                             45                      50
Government National Mortgage Assn. 10.00% 2021                                                           634                     719
Government National Mortgage Assn. 7.50% 2022                                                             18                      19
Government National Mortgage Assn. 8.00% 2022                                                            343                     372
Government National Mortgage Assn. 8.50% 2022                                                             41                      45
Government National Mortgage Assn. 8.50% 2022                                                             26                      29
Government National Mortgage Assn. 8.50% 2022                                                             12                      13
Government National Mortgage Assn. 7.50% 2023                                                            151                     163
Government National Mortgage Assn. 7.50% 2023                                                             63                      68
Government National Mortgage Assn. 7.50% 2023                                                             46                      49
Government National Mortgage Assn. 7.50% 2023                                                             40                      44
Government National Mortgage Assn. 7.50% 2023                                                             29                      31
Government National Mortgage Assn. 8.00% 2023                                                            493                     535
Government National Mortgage Assn. 8.00% 2023                                                            216                     234
Government National Mortgage Assn. 8.00% 2023                                                            141                     153
Government National Mortgage Assn. 8.50% 2023                                                             27                      29
Government National Mortgage Assn. 7.00% 2024                                                            572                     608
Government National Mortgage Assn. 7.00% 2024                                                            423                     449
Government National Mortgage Assn. 7.50% 2024                                                            123                     132
Government National Mortgage Assn. 7.50% 2024                                                             54                      58
Government National Mortgage Assn. 7.50% 2024                                                             32                      34
Government National Mortgage Assn. 7.50% 2024                                                             11                      12
Government National Mortgage Assn. 7.00% 2025                                                            422                     448
Government National Mortgage Assn. 7.00% 2025                                                            368                     390
Government National Mortgage Assn. 7.00% 2026                                                            178                     190
Government National Mortgage Assn. 7.00% 2026                                                             60                      64
Government National Mortgage Assn. 7.50% 2026                                                            291                     316
Government National Mortgage Assn. 8.00% 2026                                                             32                      35
Government National Mortgage Assn. 8.00% 2026                                                             19                      20
Government National Mortgage Assn. 7.00% 2027                                                            213                     227
Government National Mortgage Assn. 7.50% 2027                                                            106                     115
Government National Mortgage Assn. 8.00% 2027                                                            181                     198
Government National Mortgage Assn. 6.00% 2028                                                          4,158                   4,316
Government National Mortgage Assn. 6.00% 2028                                                          2,421                   2,513
Government National Mortgage Assn. 6.00% 2028                                                          2,117                   2,198
Government National Mortgage Assn. 6.00% 2028                                                            433                     449
Government National Mortgage Assn. 6.50% 2028                                                            755                     797
Government National Mortgage Assn. 6.50% 2028                                                            343                     361
Government National Mortgage Assn. 7.00% 2028                                                            584                     623
Government National Mortgage Assn. 7.00% 2028                                                            351                     374
Government National Mortgage Assn. 7.00% 2028                                                             91                      97
Government National Mortgage Assn. 7.50% 2028                                                            251                     272
Government National Mortgage Assn. 7.50% 2028                                                             98                     106
Government National Mortgage Assn. 6.00% 2029                                                          7,043                   7,312
Government National Mortgage Assn. 6.00% 2029                                                            258                     268
Government National Mortgage Assn. 7.00% 2029                                                            462                     493
Government National Mortgage Assn. 7.00% 2029                                                            324                     346
Government National Mortgage Assn. 7.00% 2029                                                            288                     307
Government National Mortgage Assn. 7.00% 2029                                                            254                     270
Government National Mortgage Assn. 7.50% 2029                                                            192                     207
Government National Mortgage Assn. 7.50% 2029                                                            108                     117
Government National Mortgage Assn. 7.50% 2029                                                             79                      85
Government National Mortgage Assn. 7.00% 2030                                                            342                     364
Government National Mortgage Assn. 7.50% 2030                                                            904                     976
Government National Mortgage Assn. 7.50% 2030                                                            518                     558
Government National Mortgage Assn. 7.50% 2030                                                            478                     515
Government National Mortgage Assn. 7.50% 2030                                                            222                     239
Government National Mortgage Assn. 7.50% 2030                                                            158                     171
Government National Mortgage Assn. 8.00% 2030                                                            238                     259
Government National Mortgage Assn. 8.00% 2030                                                            144                     156
Government National Mortgage Assn. 8.00% 2030                                                            116                     125
Government National Mortgage Assn. 8.00% 2030                                                            103                     112
Government National Mortgage Assn. 8.00% 2030                                                            101                     110
Government National Mortgage Assn. 8.00% 2030                                                             48                      52
Government National Mortgage Assn. 8.00% 2030                                                             32                      34
Government National Mortgage Assn. 5.50% 2031                                                          2,521                   2,568
Government National Mortgage Assn. 6.00% 2031                                                          7,244                   7,509
Government National Mortgage Assn. 6.00% 2031                                                          1,481                   1,534
Government National Mortgage Assn. 6.50% 2031                                                            723                     762
Government National Mortgage Assn. 6.50% 2031                                                            711                     749
Government National Mortgage Assn. 6.50% 2031                                                            620                     653
Government National Mortgage Assn. 6.50% 2031                                                            521                     549
Government National Mortgage Assn. 6.50% 2031                                                            518                     546
Government National Mortgage Assn. 6.50% 2031                                                            507                     535
Government National Mortgage Assn. 6.50% 2031                                                            507                     535
Government National Mortgage Assn. 6.50% 2031                                                            424                     447
Government National Mortgage Assn. 7.00% 2031                                                          1,178                   1,252
Government National Mortgage Assn. 7.00% 2031                                                            872                     927
Government National Mortgage Assn. 7.00% 2031                                                            853                     907
Government National Mortgage Assn. 7.00% 2031                                                            606                     644
Government National Mortgage Assn. 7.00% 2031                                                            518                     552
Government National Mortgage Assn. 7.00% 2031                                                            308                     327
Government National Mortgage Assn. 7.00% 2031                                                             50                      53
Government National Mortgage Assn. 7.50% 2031                                                            293                     316
Government National Mortgage Assn. 7.50% 2031                                                            271                     292
Government National Mortgage Assn. 7.50% 2031                                                            137                     147
Government National Mortgage Assn. 6.00% 2032                                                            915                     947
Government National Mortgage Assn. 6.50% 2032                                                          1,861                   1,962
Government National Mortgage Assn. 6.50% 2032                                                          1,570                   1,653
Government National Mortgage Assn. 6.50% 2032                                                            700                     738
Government National Mortgage Assn. 6.50% 2032                                                            629                     662
Government National Mortgage Assn. 6.50% 2032                                                            619                     652
Government National Mortgage Assn. 6.50% 2032                                                            617                     650
Government National Mortgage Assn. 6.50% 2032                                                            604                     637
Government National Mortgage Assn. 6.50% 2032                                                            591                     622
Government National Mortgage Assn. 6.50% 2032                                                            571                     602
Government National Mortgage Assn. 6.50% 2032                                                            526                     554
Government National Mortgage Assn. 6.50% 2032                                                            452                     477
Government National Mortgage Assn. 6.50% 2032                                                            387                     408
Government National Mortgage Assn. 6.50% 2032                                                            370                     390
Government National Mortgage Assn. 6.50% 2032                                                            277                     292
Government National Mortgage Assn. 7.00% 2032                                                          4,775                   5,071
Government National Mortgage Assn. 7.00% 2032                                                          1,611                   1,711
Government National Mortgage Assn. 7.00% 2032                                                          1,321                   1,403
Government National Mortgage Assn. 7.50% 2032                                                          1,847                   1,989
Government National Mortgage Assn. 7.50% 2032                                                            450                     485
Government National Mortgage Assn. 5.50% 2033                                                         11,397                  11,610
Government National Mortgage Assn. 6.00% 2033                                                         18,492                  19,117
Government National Mortgage Assn. 6.00% 2033                                                         14,448                  14,936
Government National Mortgage Assn. 6.00% 2033                                                          4,117                   4,256
Government National Mortgage Assn. 6.00% 2033                                                          3,082                   3,186
Government National Mortgage Assn. 6.00% 2033                                                          2,858                   2,955
Government National Mortgage Assn. 6.00% 2033                                                          2,826                   2,921
Government National Mortgage Assn. 6.00% 2033                                                          2,822                   2,920
Government National Mortgage Assn. 6.50% 2033                                                            878                     925
Government National Mortgage Assn. 6.50% 2033                                                            740                     778
Government National Mortgage Assn. 6.50% 2033                                                            648                     682
Government National Mortgage Assn. 6.50% 2033                                                            417                     439
Government National Mortgage Assn. 5.00% 2034(4)                                                       4,866                   4,906
Government National Mortgage Assn. 5.00% 2034(4)                                                       3,712                   3,743
Government National Mortgage Assn. 6.00% 2034                                                         15,387                  15,907
Government National Mortgage Assn. 6.50% 2034                                                            862                     907
Government National Mortgage Assn. 6.50% 2034                                                            779                     819
Government National Mortgage Assn. 6.50% 2034                                                            607                     638
Government National Mortgage Assn. 6.50% 2034                                                            578                     608
Government National Mortgage Assn. 4.50% 2035(4)                                                      16,104                  16,105
Government National Mortgage Assn. 5.00% 2035(4)                                                      52,228                  52,659
Government National Mortgage Assn. 5.00% 2035                                                         29,585                  29,428
Government National Mortgage Assn. 5.00% 2035(4)                                                       3,750                   3,781
Government National Mortgage Assn. 5.50% 2035                                                         13,000                  13,204
Government National Mortgage Assn., Series 2004-84, Class A, 3.624% 2017                               8,838                   8,682
Government National Mortgage Assn., Series 2002-28, Class A, 4.776% 2018                               3,783                   3,846
Fannie Mae 8.50% 2007                                                                                     15                      16
Fannie Mae 8.50% 2008                                                                                     11                      11
Fannie Mae 7.00% 2009                                                                                    103                     109
Fannie Mae 7.00% 2009                                                                                    101                     107
Fannie Mae 9.00% 2009                                                                                     41                      44
Fannie Mae 7.00% 2010                                                                                    804                     849
Fannie Mae 8.50% 2010                                                                                     51                      53
Fannie Mae 7.00% 2011                                                                                     43                      45
Fannie Mae 9.50% 2011                                                                                     43                      46
Fannie Mae 8.50% 2013                                                                                     26                      27
Fannie Mae 8.50% 2014                                                                                     56                      58
Fannie Mae 6.00% 2015                                                                                  4,795                   4,997
Fannie Mae 6.00% 2017                                                                                  2,539                   2,644
Fannie Mae 7.00% 2017                                                                                    394                     416
Fannie Mae 5.50% 2018                                                                                 19,057                  19,561
Fannie Mae 12.00% 2019                                                                                 1,101                   1,279
Fannie Mae 8.00% 2022                                                                                     40                      43
Fannie Mae 9.50% 2022                                                                                    107                     117
Fannie Mae 8.00% 2023                                                                                     79                      85
Fannie Mae 8.00% 2023                                                                                     66                      72
Fannie Mae 8.00% 2023                                                                                     26                      28
Fannie Mae 11.091% 2025                                                                                7,864                   9,088
Fannie Mae 9.50% 2026                                                                                    671                     760
Fannie Mae 8.50% 2027                                                                                     30                      34
Fannie Mae 7.00% 2028                                                                                    329                     348
Fannie Mae 7.00% 2028                                                                                    222                     236
Fannie Mae 7.50% 2029                                                                                    735                     789
Fannie Mae 7.00% 2030                                                                                    283                     299
Fannie Mae 7.50% 2030                                                                                    159                     171
Fannie Mae 7.50% 2030                                                                                     85                      91
Fannie Mae 6.50% 2031                                                                                    594                     619
Fannie Mae 6.50% 2031                                                                                    388                     405
Fannie Mae 6.50% 2031                                                                                    366                     382
Fannie Mae 7.00% 2031                                                                                    184                     194
Fannie Mae 7.50% 2031                                                                                    576                     617
Fannie Mae 7.50% 2031                                                                                    197                     212
Fannie Mae 7.50% 2031                                                                                    195                     210
Fannie Mae 7.50% 2031                                                                                    184                     197
Fannie Mae 6.50% 2032                                                                                  4,790                   4,995
Fannie Mae 6.50% 2032                                                                                  2,294                   2,392
Fannie Mae 6.50% 2032                                                                                    773                     806
Fannie Mae 6.50% 2032                                                                                    465                     485
Fannie Mae 7.00% 2032                                                                                  2,471                   2,612
Fannie Mae 3.904% 2033(4)                                                                              6,256                   6,211
Fannie Mae 4.035% 2033(4)                                                                              4,202                   4,183
Fannie Mae 4.039% 2033(4)                                                                                632                     629
Fannie Mae 4.20% 2033(4)                                                                              17,814                  17,804
Fannie Mae 4.454% 2033(4)                                                                              8,927                   8,959
Fannie Mae 6.00% 2033                                                                                 40,562                  41,656
Fannie Mae 6.00% 2034                                                                                 24,803                  25,471
Fannie Mae 6.00% 2034                                                                                    314                     324
Fannie Mae 6.00% 2034                                                                                    283                     290
Fannie Mae, Series 91-50, Class H, 7.75% 2006                                                             68                      69
Fannie Mae, Series 1997-M5, Class C, ACES, 6.74% 2007                                                  5,000                   5,274
Fannie Mae, Series 1998-M6, Class A-2, ACES, 6.32% 2008                                                2,240                   2,358
Fannie Mae, Series 2002-T11, Class A, 4.769% 2012                                                      6,755                   6,850
Fannie Mae, Trust 35, Class 2, 12.00% 2018                                                                37                      42
Fannie Mae, Series 90-93, Class G, 5.50% 2020                                                            152                     155
Fannie Mae, Series 1992-119, Class Z, 8.00% 2022                                                         473                     501
Fannie Mae, Series 2001-4, Class NA, 11.828% 2025(4)                                                   7,264                   8,359
Fannie Mae, Series 1997-M6, Class ZA, 6.85% 2026                                                      16,691                  17,897
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028                                                      1,833                   1,971
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029                                                      6,137                   6,517
Fannie Mae, Series 2001-20, Class E, 9.595% 2031(4)                                                      223                     247
Fannie Mae, Series 2001-20, Class C, 11.995% 2031(4)                                                     996                   1,159
Fannie Mae, Series 2003-M2, Class D, 4.68% 2033(4)                                                    11,000                  10,233
Fannie Mae, Series 2003-W4, Class 1A-2, 3.063% 2038                                                    2,806                   2,794
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039                                                      2,177                   2,389
Fannie Mae, Series 2003-W4, Class 1A-3, 3.991% 2040                                                    3,000                   2,972
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042                                                       1,790                   1,896
Freddie Mac 7.20% 2006                                                                                   374                     391
Freddie Mac 8.25% 2007                                                                                    40                      41
Freddie Mac 7.00% 2008                                                                                    65                      68
Freddie Mac 8.75% 2008                                                                                    44                      45
Freddie Mac 8.50% 2009                                                                                    84                      88
Freddie Mac 8.00% 2012                                                                                    64                      68
Freddie Mac 6.00% 2014                                                                                   429                     447
Freddie Mac 4.00% 2015                                                                                 3,500                   3,434
Freddie Mac 12.00% 2015                                                                                   21                      24
Freddie Mac 6.00% 2017                                                                                 1,441                   1,498
Freddie Mac 8.00% 2017                                                                                   500                     532
Freddie Mac 8.50% 2018                                                                                    24                      25
Freddie Mac 8.50% 2020                                                                                   369                     398
Freddie Mac 8.50% 2021                                                                                   106                     115
Freddie Mac 4.075% 2033(4)                                                                            13,144                  13,071
Freddie Mac 6.00% 2033                                                                                29,315                  30,138
Freddie Mac 6.00% 2034                                                                                34,266                  35,227
Freddie Mac 6.00% 2034                                                                                 6,211                   6,385
Freddie Mac, Series H009, Class A-2, 1.876% 2008(4)                                                    2,996                   2,950
Freddie Mac, Series 2289-NA, 12.004% 2020(4)                                                           4,412                   5,024
Freddie Mac, Series 178, Class Z, 9.25% 2021                                                             138                     138
Freddie Mac, Series 2289, Class NB, 11.445% 2022(4)                                                      842                     941
Freddie Mac, Series 1567, Class A, 3.025% 2023(4)                                                        108                     105
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032                                                       1,534                   1,617
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036                                                     4,633                   4,595
Paine Webber CMO, Series O, Class 5, 9.50% 2019(5)                                                       391                     414
                                                                                                                             697,193

FEDERAL AGENCY BONDS & NOTES -- 13.77%
Freddie Mac 7.00% 2005                                                                                 8,000                   8,120
Freddie Mac 1.875% 2006                                                                               15,000                  14,778
Freddie Mac 5.125% 2008                                                                                9,500                   9,844
Freddie Mac 5.75% 2009                                                                                60,000                  63,609
Freddie Mac 6.625% 2009                                                                               25,000                  27,450
Freddie Mac 5.00% 2014                                                                                26,000                  26,692
Federal Home Loan Bank 2.50% 2006                                                                     11,500                  11,369
Federal Home Loan Bank 3.375% 2007                                                                     8,625                   8,499
Federal Home Loan Bank 3.75% 2007                                                                     24,280                  24,157
Federal Home Loan Bank 5.75% 2008                                                                      7,725                   8,106
Federal Home Loan Bank 5.823% 2009                                                                     6,500                   6,886
Federal Home Loan Bank 4.50% 2012                                                                     11,000                  11,014
Small Business Administration, Series 2001-20K, 5.34% 2021(3)                                          4,095                   4,227
Small Business Administration, Series 2001-20J, 5.76% 2021(3)                                          2,011                   2,102
Small Business Administration, Series 2001-20F, 6.44% 2021(3)                                          9,929                  10,612
Small Business Administration, Series 2001-20G, 6.625% 2021(3)                                         3,119                   3,363
Small Business Administration, Series 2002-20J, 4.75% 2022(3)                                          7,448                   7,467
Small Business Administration, Series 2002-20K, 5.08% 2022(3)                                          4,216                   4,289
Small Business Administration, Series 2002-20C, 6.07% 2022(3)                                          3,121                   3,301
Small Business Administration, Series 2002-20D, 6.41% 2022(3)                                          4,249                   4,549
Small Business Administration, Series 2003-20B, 4.84% 2023(3)                                         11,352                  11,412
Fannie Mae 6.00% 2005                                                                                  9,200                   9,391
Fannie Mae 4.25% 2007                                                                                  8,375                   8,449
Fannie Mae 6.625% 2009                                                                                15,900                  17,454
Fannie Mae 7.25% 2030                                                                                  6,000                   7,820
United States Government Guaranteed Certificates of Participation,
  Overseas Private Investment Corp., Series 2000-044-A, 3.74% 2015(3)                                  7,684                   7,452
United States Government Guaranteed Ship Financing Obligations, Rowan
  Companies, Inc. (Title XI) 5.88% 2012(3)                                                             6,818                   7,135
United States Government Guaranteed, Perforadora Centrale SA de CV (Title XI) 4.92% 2018(3)            2,802                   2,810
                                                                                                                             332,357

TOTAL BONDS & notes (cost: $2,305,361,000)                                                                                 2,315,170




Short-term securities -- 5.56%

U.S. Treasury Bills 2.111%-2.357% due 3/10-3/17/2005                                                  90,900                  90,813
Federal Home Loan Bank 2.51% due 3/1/2005                                                             43,500                  43,497


TOTAL SHORT-TERM SECURITIES (COST: $134,305,000)                                                                             134,310


TOTAL INVESTMENT SECURITIES (COST: $2,439,666,000)                                                                         2,449,480
OTHER ASSETS LESS LIABILITIES                                                                                               (35,445)

NET ASSETS                                                                                                                $2,414,035




(1) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

(2) Index-linked bond whose principal amount moves with a government retail price index.

(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

(4)  Coupon rate may change periodically.

(5)  Comprised of federal agency originated or guaranteed loans.



ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.


ITEM 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12 - Exhibits

(a)(1)The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(a)(2)The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES



By /s/ John H. Smet
-------------------------------
John H. Smet, President and PEO

Date: May 6, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ John H. Smet
-------------------------------
John H. Smet, President and PEO

Date: May 6, 2005



By /s/ Sharon G. Moseley
------------------------------------
Sharon G. Moseley, Treasurer and PFO

Date: May 6, 2005